Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
CURRENT ASSETS:
Cash		$ 6,897,697	$ 373	$ 7,849
Other current assets		107,648	244,086	7,851
Current assets from discontinued operations		1,089,052	721,250	2,912,708
TOTAL CURRENT ASSETS		9,094,397	965,709	2,928,408
NON-CURRENT ASSETS:
Investment				391,217
Other assets from discontinued operations		14,887	19,290	33,000
TOTAL NON-CURRENT ASSETS		14,887	19,290	424,217
TOTAL ASSETS		9,109,284	984,999	3,352,625
CURRENT LIABILITIES:
Accounts payable		69,600
Convertible notes payable, net	[1]	706,354	818,009
Note payable, net		64,399	54,198
Due to affiliates		42,471	42,471	1,255,820
Accrued expenses and other current liabilities		1,167,315	1,444,143	524,809
Derivative liabilities		847,753
Stock purchase warrants, liability classified		164,770,525
Current liabilities from discontinued operations		3,162,509	3,083,956	7,342,836
TOTAL CURRENT LIABILITIES		171,450,366	7,070,071	9,123,465
NON-CURRENT LIABILITIES:
Non-current liabilities from discontinued operations		17,368	28,836	151,827
TOTAL NON-CURRENT LIABILITIES		1,009,027	1,012,641	422,390
TOTAL LIABILITIES		172,459,393	8,082,712	9,545,855
COMMITMENTS AND CONTINGENCIES - (Note 15)
STOCKHOLDERS’ DEFICIT (2):
Preferred stock ($0.0001 par value; 15,000,000 shares authorized; 0 share issued and outstanding at December 31, 2024 and September 30, 2024 and 2023)	[2]
Common stock ($0.0001 par value; 150,000,000, 150,000,000 and 40,000,000 shares authorized; 4,930,531, 2,098,999 and 1,259,333 shares issued and outstanding at December 31, 2024 and September 30, 2024 and 2023, respectively)	[2]	493	209	126
Additional paid-in capital	[2]	37,759,589	33,334,725	25,543,929
Accumulated deficit	[2]	(201,075,743)	(40,287,764)	(31,769,244)
Accumulated other comprehensive income	[2]	(34,448)	(144,883)	31,959
TOTAL STOCKHOLDERS’ DEFICIT	[2]	(163,350,109)	(7,097,713)	(6,193,230)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT		9,109,284	984,999	3,352,625
Related Party
CURRENT ASSETS:
Advances – related party		1,000,000
CURRENT LIABILITIES:
Loans payable - related parties		619,440	1,627,294
NON-CURRENT LIABILITIES:
Loans payable - related parties, net of current portion		947,548	939,694	270,000
Interest payable - related parties, net of current portion		$ 44,111	$ 44,111	$ 563

[1]	Retroactively restated to include the Additional September 2024 Notes as described in Note 9.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.